Investments (Equity Method Investments, Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Total Revenues	$ 51,084	$ 154,144	$ 168,120
Total Expenses	0	0	0
Net earnings (losses)	51,084	154,144	168,120
Earnings in net earnings (losses) included above	955	2,898	3,144
Equity in net earnings (losses) of LP/LLC interests not included above	5,836	16,814	3,858
Net income (loss)	$ 6,791	$ 19,712	$ 7,002